Quarterly Holdings Report
for
Fidelity® Environment and Alternative Energy Fund
November 30, 2024
ENV-NPRT3-0125
1.810704.120
Common Stocks - 99.8%
	Shares	Value ($)
CANADA - 0.6%
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Cameco Corp (United States)	56,050	3,332,173
CHINA - 2.8%
Industrials - 0.4%
Electrical Equipment - 0.4%
Contemporary Amperex Technology Co Ltd A Shares (China)	47,700	1,736,128
Sungrow Power Supply Co Ltd A Shares (China)	83,380	941,818
		2,677,946
Information Technology - 2.4%
Semiconductors & Semiconductor Equipment - 2.4%
NXP Semiconductors NV	60,590	13,897,528
TOTAL CHINA		16,575,474
DENMARK - 0.5%
Industrials - 0.5%
Electrical Equipment - 0.5%
Vestas Wind Systems A/S (a)	192,340	3,011,548
GERMANY - 1.0%
Industrials - 0.5%
Electrical Equipment - 0.5%
Siemens Energy AG (a)	52,750	2,861,801
Utilities - 0.5%
Independent Power and Renewable Electricity Producers - 0.5%
RWE AG	83,410	2,814,003
TOTAL GERMANY		5,675,804
JAPAN - 0.5%
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
Allegro MicroSystems Inc (a)	84,180	1,829,231
Utilities - 0.1%
Electric Utilities - 0.1%
Kansai Electric Power Co Inc/The	63,270	815,192
TOTAL JAPAN		2,644,423
UNITED STATES - 94.4%
Consumer Discretionary - 15.0%
Automobile Components - 0.1%
Aptiv PLC (a)	19,340	1,073,950
Automobiles - 13.4%
Rivian Automotive Inc Class A (a)(b)	116,080	1,419,658
Tesla Inc (a)	222,630	76,842,972
		78,262,630
Household Durables - 1.5%
KB Home	30,360	2,511,986
TopBuild Corp (a)	15,450	6,035,388
		8,547,374
TOTAL CONSUMER DISCRETIONARY		87,883,954

Energy - 1.9%
Energy Equipment & Services - 1.0%
Baker Hughes Co Class A	137,030	6,022,469
Oil, Gas & Consumable Fuels - 0.9%
Centrus Energy Corp Class A (a)(b)	12,610	1,147,509
Eqt Corp	90,320	4,104,141
		5,251,650
TOTAL ENERGY		11,274,119

Health Care - 1.4%
Life Sciences Tools & Services - 1.4%
Agilent Technologies Inc	11,440	1,578,377
Danaher Corp	27,610	6,617,841
		8,196,218
Industrials - 31.7%
Aerospace & Defense - 1.4%
GE Aerospace	25,640	4,670,582
Woodward Inc	18,030	3,251,170
		7,921,752
Building Products - 6.2%
Advanced Drainage Systems Inc	15,930	2,155,169
AZEK Co Inc/The Class A (a)	94,240	5,006,029
Builders FirstSource Inc (a)	31,640	5,899,911
Fortune Brands Innovations Inc	47,850	3,746,655
Trane Technologies PLC	47,030	19,574,827
		36,382,591
Commercial Services & Supplies - 4.7%
Clean Harbors Inc (a)	18,190	4,731,037
Republic Services Inc	81,870	17,872,221
Tetra Tech Inc	113,000	4,690,630
Veralto Corp	2,926	316,564
		27,610,452
Construction & Engineering - 1.9%
AECOM	45,380	5,308,098
Quanta Services Inc	17,040	5,870,621
		11,178,719
Electrical Equipment - 7.5%
Acuity Brands Inc	4,260	1,366,139
Array Technologies Inc (a)	138,450	929,000
Bloom Energy Corp Class A (a)(b)	22,760	624,762
Eaton Corp PLC	67,250	25,246,995
Fluence Energy Inc Class A (a)(b)	70,160	1,319,710
GE Vernova Inc	19,980	6,675,718
NEXTracker Inc Class A (a)	70,340	2,684,174
Vertiv Holdings Co Class A	36,760	4,690,576
		43,537,074
Ground Transportation - 3.2%
Norfolk Southern Corp	44,840	12,369,114
Union Pacific Corp	25,660	6,277,976
		18,647,090
Machinery - 5.7%
Cummins Inc	40,282	15,107,361
Deere & Co	9,290	4,328,211
Parker-Hannifin Corp	9,830	6,909,507
Westinghouse Air Brake Technologies Corp	34,050	6,831,111
		33,176,190
Professional Services - 1.1%
KBR Inc	106,920	6,503,943
TOTAL INDUSTRIALS		184,957,811

Information Technology - 24.8%
Communications Equipment - 3.0%
Arista Networks Inc (a)	43,240	17,547,657
Electronic Equipment, Instruments & Components - 0.7%
Coherent Corp (a)	46,240	4,631,398
IT Services - 6.6%
Amdocs Ltd	58,750	5,094,800
IBM Corporation	146,960	33,420,174
		38,514,974
Semiconductors & Semiconductor Equipment - 3.7%
Aehr Test Systems (a)(b)	57,280	681,059
Enphase Energy Inc (a)	39,960	2,851,146
First Solar Inc (a)	40,720	8,114,275
ON Semiconductor Corp (a)	76,550	5,444,236
SolarEdge Technologies Inc (a)(b)	40,040	632,632
Universal Display Corp	22,560	3,711,571
		21,434,919
Software - 10.8%
Microsoft Corp	149,140	63,154,824
TOTAL INFORMATION TECHNOLOGY		145,283,772

Materials - 11.1%
Chemicals - 7.8%
Aspen Aerogels Inc (a)(b)	165,022	2,442,326
Axalta Coating Systems Ltd (a)	84,900	3,435,054
Linde PLC	79,940	36,851,541
PureCycle Technologies Inc (a)(b)	225,910	3,003,473
		45,732,394
Containers & Packaging - 1.5%
Ball Corp	138,420	8,604,187
Metals & Mining - 1.8%
ATI Inc (a)	57,380	3,452,555
Carpenter Technology Corp	22,280	4,323,211
Commercial Metals Co	49,170	3,033,297
		10,809,063
TOTAL MATERIALS		65,145,644

Real Estate - 3.5%
Industrial REITs - 3.5%
Prologis Inc	173,450	20,255,491
Utilities - 5.0%
Electric Utilities - 3.4%
PG&E Corp	551,410	11,926,998
Southern Co/The	89,920	8,014,570
		19,941,568
Independent Power and Renewable Electricity Producers - 1.6%
AES Corp/The	251,580	3,280,603
Vistra Corp	39,030	6,238,555
		9,519,158
TOTAL UTILITIES		29,460,726

TOTAL UNITED STATES		552,457,735
TOTAL COMMON STOCKS (Cost $377,564,495)		583,697,157

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Cellink Corp Series D (a)(c)(d) (Cost $295,699)	14,200	79,520

Money Market Funds - 1.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.64	1,000,640	1,000,840
Fidelity Securities Lending Cash Central Fund (e)(f)	4.64	7,188,362	7,189,081
TOTAL MONEY MARKET FUNDS (Cost $8,189,921)			8,189,921

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $386,050,115)	591,966,598
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(6,926,683)
NET ASSETS - 100.0%	585,039,915

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $79,520 or 0.0% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Cellink Corp Series D	1/20/22	295,699

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	144,254	60,022,713	59,165,874	43,489	(253)	-	1,000,840	0.0%
Fidelity Securities Lending Cash Central Fund	8,819,875	82,419,489	84,050,283	165,139	-	-	7,189,081	0.0%
Total	8,964,129	142,442,202	143,216,157	208,628	(253)	-	8,189,921

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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